Portfolio of Investments – as of September 30, 2023 (Unaudited)
Loomis Sayles High Income Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 91.0% of Net Assets

Non-Convertible Bonds — 85.7%
	ABS Home Equity — 0.1%
$103,070	DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 1 mo. USD SOFR + 0.774%, 6.102%, 9/19/2045(a)	$54,302
	Aerospace & Defense — 1.3%
100,000	Bombardier, Inc., 6.000%, 2/15/2028(b)	90,720
155,000	Bombardier, Inc., 7.125%, 6/15/2026(b)	150,173
135,000	TransDigm, Inc., 6.750%, 8/15/2028(b)	132,906
195,000	TransDigm, Inc., 6.875%, 12/15/2030(b)	191,206
		565,005
	Airlines — 1.1%
70,000	Allegiant Travel Co., 7.250%, 8/15/2027(b)	65,888
465,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 4/20/2029(b)	432,473
		498,361
	Automotive — 2.4%
15,000	Allison Transmission, Inc., 4.750%, 10/01/2027(b)	13,843
55,000	American Axle & Manufacturing, Inc., 5.000%, 10/01/2029	44,484
85,000	Ford Motor Co., 3.250%, 2/12/2032	65,506
620,000	Ford Motor Credit Co. LLC, 2.300%, 2/10/2025	581,540
200,000	Ford Motor Credit Co. LLC, 6.950%, 6/10/2026	199,755
85,000	Wheel Pros, Inc., 6.500%, 5/15/2029(b)	28,471
150,000	ZF North America Capital, Inc., 6.875%, 4/14/2028(b)	146,857
		1,080,456
	Banking — 2.3%
365,000	Barclays PLC, (fixed rate to 6/27/2033, variable rate thereafter), 7.119%, 6/27/2034	351,544
235,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	200,486
200,000	Intesa Sanpaolo SpA, 6.625%, 6/20/2033(b)	187,946
335,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035(b)	280,832
		1,020,808
	Brokerage — 0.5%
35,000	Coinbase Global, Inc., 3.375%, 10/01/2028(b)	25,212
60,000	Coinbase Global, Inc., 3.625%, 10/01/2031(b)	39,811
10,000	NFP Corp., 4.875%, 8/15/2028(b)	8,803
80,000	NFP Corp., 6.875%, 8/15/2028(b)	68,534
65,000	NFP Corp., 8.500%, 10/01/2031(b)	65,099
		207,459
	Building Materials — 2.7%
75,000	ACProducts Holdings, Inc., 6.375%, 5/15/2029(b)	49,500
115,000	Beacon Roofing Supply, Inc., 6.500%, 8/01/2030(b)	111,448
90,000	Builders FirstSource, Inc., 4.250%, 2/01/2032(b)	73,806
40,000	Builders FirstSource, Inc., 5.000%, 3/01/2030(b)	35,664
45,000	Camelot Return Merger Sub, Inc., 8.750%, 8/01/2028(b)	43,409
415,000	Cemex SAB de CV, 3.875%, 7/11/2031(b)	347,610
60,000	Cornerstone Building Brands, Inc., 6.125%, 1/15/2029(b)	45,486
190,000	Foundation Building Materials, Inc., 6.000%, 3/01/2029(b)	158,127
115,000	LBM Acquisition LLC, 6.250%, 1/15/2029(b)	94,300
60,000	MIWD Holdco II LLC/MIWD Finance Corp., 5.500%, 2/01/2030(b)	49,575
70,000	Patrick Industries, Inc., 4.750%, 5/01/2029(b)	58,450
Principal Amount	Description	Value (†)

	Building Materials — continued
$115,000	Specialty Building Products Holdings LLC/SBP Finance Corp., 6.375%, 9/30/2026(b)	$107,541
65,000	Standard Industries, Inc., 4.375%, 7/15/2030(b)	53,833
		1,228,749
	Cable Satellite — 11.4%
210,000	Altice Financing SA, 5.000%, 1/15/2028(b)	179,315
240,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 2/01/2031(b)	191,114
910,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034(b)	670,013
140,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 6/01/2033(b)	107,120
175,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 3/01/2030(b)	146,904
85,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.000%, 2/01/2028(b)	77,192
20,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027(b)	18,634
30,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.500%, 5/01/2026(b)	28,978
200,000	CSC Holdings LLC, 3.375%, 2/15/2031(b)	136,287
2,155,000	CSC Holdings LLC, 4.625%, 12/01/2030(b)	1,145,713
405,000	CSC Holdings LLC, 5.000%, 11/15/2031(b)	217,070
250,000	CSC Holdings LLC, 5.750%, 1/15/2030	140,074
355,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.875%, 8/15/2027(b)	313,884
210,000	DISH DBS Corp., 5.125%, 6/01/2029	116,420
130,000	DISH DBS Corp., 5.250%, 12/01/2026(b)	110,481
150,000	DISH DBS Corp., 5.750%, 12/01/2028(b)	115,312
150,000	DISH DBS Corp., 7.375%, 7/01/2028	94,513
420,000	DISH DBS Corp., 7.750%, 7/01/2026	315,000
135,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.500%, 9/15/2028(b)	70,875
260,000	Sirius XM Radio, Inc., 3.875%, 9/01/2031(b)	196,940
85,000	Telesat Canada/Telesat LLC, 5.625%, 12/06/2026(b)	58,438
80,000	Viasat, Inc., 6.500%, 7/15/2028(b)	55,400
245,000	Virgin Media Secured Finance PLC, 5.500%, 5/15/2029(b)	218,267
380,000	Ziggo Bond Co. BV, 6.000%, 1/15/2027(b)	347,886
		5,071,830
	Chemicals — 1.0%
110,000	ASP Unifrax Holdings, Inc., 5.250%, 9/30/2028(b)	78,336
200,000	Braskem Netherlands Finance BV, 8.500%, 1/12/2031(b)	198,190
170,000	Hercules LLC, 6.500%, 6/30/2029	155,761
		432,287
	Consumer Cyclical Services — 3.0%
245,000	ADT Security Corp., 4.125%, 8/01/2029(b)	207,150
60,000	ANGI Group LLC, 3.875%, 8/15/2028(b)	46,949
5,000	Arches Buyer, Inc., 4.250%, 6/01/2028(b)	4,263
35,000	Arches Buyer, Inc., 6.125%, 12/01/2028(b)	28,420
45,000	Match Group Holdings II LLC, 3.625%, 10/01/2031(b)	35,510
30,000	Match Group Holdings II LLC, 5.000%, 12/15/2027(b)	27,669
160,000	Realogy Group LLC/Realogy Co-Issuer Corp., 5.750%, 1/15/2029(b)	115,672
885,000	Uber Technologies, Inc., 4.500%, 8/15/2029(b)	791,063
65,000	VT Topco, Inc., 8.500%, 8/15/2030(b)	64,386
		1,321,082
	Consumer Products — 1.0%
80,000	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 4.750%, 1/15/2029(b)	72,142

Principal Amount	Description	Value (†)

	Consumer Products — continued
$100,000	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 6.625%, 7/15/2030(b)	$97,634
205,000	Energizer Holdings, Inc., 4.375%, 3/31/2029(b)	171,083
40,000	Prestige Brands, Inc., 3.750%, 4/01/2031(b)	32,200
75,000	Tempur Sealy International, Inc., 3.875%, 10/15/2031(b)	57,859
		430,918
	Diversified Manufacturing — 0.4%
55,000	Chart Industries, Inc., 7.500%, 1/01/2030(b)	55,301
80,000	Madison IAQ LLC, 5.875%, 6/30/2029(b)	64,419
80,000	Resideo Funding, Inc., 4.000%, 9/01/2029(b)	65,727
		185,447
	Electric — 0.8%
125,000	Calpine Corp., 4.500%, 2/15/2028(b)	112,653
110,000	NRG Energy, Inc., 3.625%, 2/15/2031(b)	83,452
40,000	NRG Energy, Inc., 3.875%, 2/15/2032(b)	30,028
70,000	PG&E Corp., 5.000%, 7/01/2028	63,405
25,000	PG&E Corp., 5.250%, 7/01/2030	21,726
40,000	Talen Energy Supply LLC, 8.625%, 6/01/2030(b)	41,004
		352,268
	Environmental — 0.6%
195,000	Covanta Holding Corp., 4.875%, 12/01/2029(b)	159,978
105,000	GFL Environmental, Inc., 4.000%, 8/01/2028(b)	91,746
		251,724
	Finance Companies — 5.4%
70,000	Aircastle Ltd., 6.500%, 7/18/2028(b)	68,648
25,000	Blackstone Secured Lending Fund, 2.750%, 9/16/2026	21,976
110,000	Blackstone Secured Lending Fund, 3.625%, 1/15/2026	101,622
125,000	Blue Owl Capital Corp., 3.400%, 7/15/2026	112,070
40,000	Cobra AcquisitionCo LLC, 6.375%, 11/01/2029(b)	29,600
80,437	Global Aircraft Leasing Co. Ltd., 7.250% PIK or 6.500% Cash, 9/15/2024(b)(c)	76,616
80,000	Nationstar Mortgage Holdings, Inc., 5.000%, 2/01/2026(b)	74,728
100,000	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/2030(b)	81,193
265,000	Nationstar Mortgage Holdings, Inc., 5.750%, 11/15/2031(b)	219,214
300,000	Navient Corp., 4.875%, 3/15/2028	254,250
120,000	Navient Corp., 5.500%, 3/15/2029	100,801
30,000	Navient Corp., 6.750%, 6/25/2025	29,553
210,000	OneMain Finance Corp., 3.500%, 1/15/2027	179,813
60,000	OneMain Finance Corp., 4.000%, 9/15/2030	45,021
20,000	OneMain Finance Corp., 5.375%, 11/15/2029	16,750
145,000	OneMain Finance Corp., 7.125%, 3/15/2026	142,010
115,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/2025(b)	102,350
40,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026(b)	35,228
15,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026	13,210
75,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029	62,005
20,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029(b)	16,535
230,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(b)	183,395
595,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033(b)	449,334
		2,415,922
Principal Amount	Description	Value (†)

	Financial Other — 1.5%
$210,000	Agile Group Holdings Ltd., 6.050%, 10/13/2025	$22,980
175,600	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031(b)(d)	15,191
213,200	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031(b)(d)	6,430
21,792	CFLD Cayman Investment Ltd., Zero Coupon, 0.000–9.990%, 1/31/2031(b)(e)	218
200,000	China Aoyuan Group Ltd., 6.200%, 3/24/2026(f)	3,070
200,000	China Evergrande Group, 8.750%, 6/28/2025(f)	4,000
221,792	Easy Tactic Ltd., 7.500% PIK or 6.500% Cash, 7/11/2027(g)	12,148
220,000	Fantasia Holdings Group Co. Ltd., 11.875%, 6/01/2023(f)	6,600
5,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.750%, 9/15/2024	4,816
495,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	435,095
5,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.375%, 12/15/2025	4,756
200,000	Kaisa Group Holdings Ltd., 9.375%, 6/30/2024(f)	11,678
200,000	Kaisa Group Holdings Ltd., 11.650%, 6/01/2026(f)	11,000
400,000	Kaisa Group Holdings Ltd., 11.700%, 11/11/2025(f)	22,832
200,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024(f)	8,000
200,000	Sunac China Holdings Ltd., 6.500%, 1/26/2026(f)	31,000
200,000	Sunac China Holdings Ltd., 6.650%, 8/03/2024(f)	25,012
200,000	Times China Holdings Ltd., 6.200%, 3/22/2026(f)	6,000
400,000	Yuzhou Group Holdings Co. Ltd., 6.350%, 1/13/2027(f)	24,176
400,000	Zhenro Properties Group Ltd., 6.630%, 1/07/2026(f)	2,100
200,000	Zhenro Properties Group Ltd., 6.700%, 8/04/2026(f)	1,688
		658,790
	Food & Beverage — 0.8%
40,000	Aramark Services, Inc., 5.000%, 2/01/2028(b)	36,993
65,000	HLF Financing Sarl LLC/Herbalife International, Inc., 4.875%, 6/01/2029(b)	46,150
145,000	Lamb Weston Holdings, Inc., 4.375%, 1/31/2032(b)	121,472
90,000	Post Holdings, Inc., 4.625%, 4/15/2030(b)	77,065
35,000	Post Holdings, Inc., 5.750%, 3/01/2027(b)	33,617
65,000	Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 3/01/2029(b)	53,321
		368,618
	Gaming — 1.8%
115,000	Caesars Entertainment, Inc., 6.250%, 7/01/2025(b)	113,426
225,000	Light & Wonder International, Inc., 7.000%, 5/15/2028(b)	221,155
40,000	Light & Wonder International, Inc., 7.500%, 9/01/2031(b)	39,534
200,000	Melco Resorts Finance Ltd., 5.375%, 12/04/2029(b)	164,056
250,000	Wynn Macau Ltd., 5.125%, 12/15/2029(b)	206,240
90,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029(b)	78,671
		823,082
	Government Owned - No Guarantee — 0.2%
125,000	Petroleos Mexicanos, 5.950%, 1/28/2031	89,469
	Health Care REITs — 0.2%
115,000	MPT Operating Partnership LP/MPT Finance Corp., 3.500%, 3/15/2031	71,814
	Health Insurance — 0.1%
15,000	Molina Healthcare, Inc., 3.875%, 11/15/2030(b)	12,414
60,000	Molina Healthcare, Inc., 3.875%, 5/15/2032(b)	48,119
		60,533

Principal Amount	Description	Value (†)

	Healthcare — 2.8%
$25,000	AdaptHealth LLC, 4.625%, 8/01/2029(b)	$19,188
125,000	AdaptHealth LLC, 5.125%, 3/01/2030(b)	96,797
145,000	Bausch & Lomb Escrow Corp., 8.375%, 10/01/2028(b)	145,431
225,000	CHS/Community Health Systems, Inc., 5.250%, 5/15/2030(b)	171,040
205,000	DaVita, Inc., 3.750%, 2/15/2031(b)	155,751
100,000	Encompass Health Corp., 4.750%, 2/01/2030	88,469
20,000	Fortrea Holdings, Inc., 7.500%, 7/01/2030(b)	19,460
80,000	Garden Spinco Corp., 8.625%, 7/20/2030(b)	83,508
35,000	Hologic, Inc., 3.250%, 2/15/2029(b)	29,565
180,000	LifePoint Health, Inc., 5.375%, 1/15/2029(b)	125,662
105,000	Medline Borrower LP, 3.875%, 4/01/2029(b)	88,769
60,000	RP Escrow Issuer LLC, 5.250%, 12/15/2025(b)	43,523
160,000	Star Parent, Inc., 9.000%, 10/01/2030(b)	161,680
50,000	U.S. Acute Care Solutions LLC, 6.375%, 3/01/2026(b)	43,000
		1,271,843
	Home Construction — 0.2%
60,000	Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 4.875%, 2/15/2030(b)	48,809
1,200,000	Corp. GEO SAB de CV, 8.875%, 3/27/2022(b)(f)(h)	—
50,000	Empire Communities Corp., 7.000%, 12/15/2025(b)	47,638
		96,447
	Independent Energy — 6.3%
45,000	Antero Resources Corp., 5.375%, 3/01/2030(b)	41,430
10,000	Apache Corp., 4.750%, 4/15/2043	7,284
120,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.000%, 11/01/2026(b)	117,200
45,000	Baytex Energy Corp., 8.500%, 4/30/2030(b)	45,532
135,000	Baytex Energy Corp., 8.750%, 4/01/2027(b)	137,109
95,000	Chesapeake Energy Corp., 5.500%, 2/01/2026(b)	91,925
120,000	Chesapeake Energy Corp., 6.750%, 4/15/2029(b)	117,432
155,000	Civitas Resources, Inc., 8.375%, 7/01/2028(b)	157,713
255,000	Continental Resources, Inc., 2.875%, 4/01/2032(b)	190,957
5,000	Continental Resources, Inc., 4.900%, 6/01/2044	3,673
155,000	Continental Resources, Inc., 5.750%, 1/15/2031(b)	145,616
75,000	Crescent Energy Finance LLC, 7.250%, 5/01/2026(b)	73,500
80,000	Crescent Energy Finance LLC, 9.250%, 2/15/2028(b)	81,676
45,000	Gulfport Energy Corp., 8.000%, 5/17/2026(b)	45,056
170,000	Leviathan Bond Ltd., 6.750%, 6/30/2030(b)	156,244
150,000	Matador Resources Co., 5.875%, 9/15/2026	144,769
40,000	MEG Energy Corp., 5.875%, 2/01/2029(b)	37,355
60,000	Murphy Oil Corp., 5.875%, 12/01/2042	48,508
170,000	Northern Oil & Gas, Inc., 8.125%, 3/01/2028(b)	169,796
60,000	Northern Oil & Gas, Inc., 8.750%, 6/15/2031(b)	60,450
80,000	Occidental Petroleum Corp., 6.450%, 9/15/2036	78,555
85,000	Occidental Petroleum Corp., 6.625%, 9/01/2030	86,126
60,000	Occidental Petroleum Corp., 7.500%, 5/01/2031	63,675
40,000	Occidental Petroleum Corp., 7.875%, 9/15/2031	43,284
40,000	Permian Resources Operating LLC, 5.375%, 1/15/2026(b)	38,296
60,000	Permian Resources Operating LLC, 5.875%, 7/01/2029(b)	56,441
50,000	Permian Resources Operating LLC, 6.875%, 4/01/2027(b)	49,286
55,000	Permian Resources Operating LLC, 7.000%, 1/15/2032(b)	54,242
45,000	Range Resources Corp., 8.250%, 1/15/2029	46,135
205,000	Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.875%, 11/01/2028(b)	205,512
15,000	SM Energy Co., 5.625%, 6/01/2025	14,681
105,000	SM Energy Co., 6.750%, 9/15/2026	103,070
Principal Amount	Description	Value (†)

	Independent Energy — continued
$45,000	Southwestern Energy Co., 5.375%, 2/01/2029	$41,444
50,000	Strathcona Resources Ltd., 6.875%, 8/01/2026(b)	47,125
		2,801,097
	Industrial Other — 0.2%
60,000	Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 2/01/2026(b)	57,073
50,000	Installed Building Products, Inc., 5.750%, 2/01/2028(b)	46,022
		103,095
	Leisure — 4.0%
295,000	Carnival Corp., 5.750%, 3/01/2027(b)	267,041
15,000	Carnival Corp., 7.000%, 8/15/2029(b)	14,790
70,000	Cinemark USA, Inc., 5.250%, 7/15/2028(b)	62,136
410,000	NCL Corp. Ltd., 5.875%, 3/15/2026(b)	378,530
10,000	NCL Corp. Ltd., 5.875%, 3/15/2026	9,232
70,000	NCL Finance Ltd., 6.125%, 3/15/2028(b)	61,775
125,000	Royal Caribbean Cruises Ltd., 3.700%, 3/15/2028	105,767
170,000	Royal Caribbean Cruises Ltd., 4.250%, 7/01/2026(b)	155,872
320,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028(b)	293,437
30,000	Royal Caribbean Cruises Ltd., 11.625%, 8/15/2027(b)	32,547
50,000	SeaWorld Parks & Entertainment, Inc., 5.250%, 8/15/2029(b)	43,920
85,000	Speedway Motorsports LLC/Speedway Funding II, Inc., 4.875%, 11/01/2027(b)	77,138
75,000	Viking Cruises Ltd., 5.875%, 9/15/2027(b)	68,453
35,000	Viking Cruises Ltd., 7.000%, 2/15/2029(b)	32,200
190,000	Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029(b)	171,950
		1,774,788
	Lodging — 1.6%
235,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 4.875%, 7/01/2031(b)	191,577
110,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 5.000%, 6/01/2029(b)	95,419
315,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029(b)	263,938
185,000	Travel & Leisure Co., 4.500%, 12/01/2029(b)	155,169
15,000	Travel & Leisure Co., 4.625%, 3/01/2030(b)	12,623
		718,726
	Media Entertainment — 1.3%
310,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 5.375%, 8/15/2026(b)(f)	6,200
140,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/2027(b)(f)	2,800
395,000	iHeartCommunications, Inc., 4.750%, 1/15/2028(b)	301,969
80,000	iHeartCommunications, Inc., 4.750%, 1/15/2028	61,158
20,000	iHeartCommunications, Inc., 5.250%, 8/15/2027(b)	15,850
60,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.000%, 8/15/2027(b)	52,865
35,000	Playtika Holding Corp., 4.250%, 3/15/2029(b)	29,225
140,000	Stagwell Global LLC, 5.625%, 8/15/2029(b)	113,110
		583,177
	Metals & Mining — 3.1%
120,000	ATI, Inc., 4.875%, 10/01/2029	105,568
80,000	ATI, Inc., 7.250%, 8/15/2030	79,400
80,000	Commercial Metals Co., 4.125%, 1/15/2030	69,645
550,000	First Quantum Minerals Ltd., 6.875%, 10/15/2027(b)	527,658
35,000	GrafTech Finance, Inc., 4.625%, 12/15/2028(b)	27,065
70,000	GrafTech Global Enterprises, Inc., 9.875%, 12/15/2028(b)	66,394

Principal Amount	Description	Value (†)

	Metals & Mining — continued
$50,000	Mineral Resources Ltd., 8.000%, 11/01/2027(b)	$49,063
110,000	Mineral Resources Ltd., 8.125%, 5/01/2027(b)	108,513
95,000	Mineral Resources Ltd., 9.250%, 10/01/2028(b)	95,950
190,000	Novelis Corp., 4.750%, 1/30/2030(b)	164,435
76,000	U.S. Steel Corp., 6.875%, 3/01/2029	74,712
40,000	Volcan Cia Minera SAA, 4.375%, 2/11/2026(b)	22,831
		1,391,234
	Midstream — 4.6%
85,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.375%, 6/15/2029(b)	77,825
25,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 7.875%, 5/15/2026(b)	25,178
105,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.625%, 12/15/2025(b)	105,392
80,000	Buckeye Partners LP, 5.600%, 10/15/2044	56,922
55,000	Buckeye Partners LP, 5.850%, 11/15/2043	40,150
65,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.000%, 2/01/2029(b)	62,744
125,000	Energy Transfer LP, Series A, 3 mo. USD LIBOR + 4.028%, 9.654%(a)(i)	116,847
80,000	EnLink Midstream LLC, 6.500%, 9/01/2030(b)	77,614
15,000	EnLink Midstream Partners LP, 5.050%, 4/01/2045	11,264
30,000	EnLink Midstream Partners LP, 5.450%, 6/01/2047	23,440
125,000	EnLink Midstream Partners LP, 5.600%, 4/01/2044	103,750
41,000	EQM Midstream Partners LP, 6.000%, 7/01/2025(b)	40,363
105,000	EQM Midstream Partners LP, 6.500%, 7/01/2027(b)	102,530
50,000	EQM Midstream Partners LP, 6.500%, 7/15/2048	43,970
55,000	EQM Midstream Partners LP, 7.500%, 6/01/2027(b)	55,110
80,000	EQM Midstream Partners LP, 7.500%, 6/01/2030(b)	80,340
65,000	EQM Midstream Partners LP, Series 10Y, 5.500%, 7/15/2028	61,000
80,000	Ferrellgas LP/Ferrellgas Finance Corp., 5.375%, 4/01/2026(b)	74,984
230,000	Hess Midstream Operations LP, 4.250%, 2/15/2030(b)	193,945
5,000	Hess Midstream Operations LP, 5.125%, 6/15/2028(b)	4,599
5,000	Holly Energy Partners LP/Holly Energy Finance Corp., 5.000%, 2/01/2028(b)	4,600
50,000	Holly Energy Partners LP/Holly Energy Finance Corp., 6.375%, 4/15/2027(b)	49,089
105,000	Kinetik Holdings LP, 5.875%, 6/15/2030(b)	98,437
65,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.000%, 6/01/2031(b)	54,257
50,000	Sunoco LP/Sunoco Finance Corp., 4.500%, 5/15/2029	43,884
225,000	Venture Global Calcasieu Pass LLC, 3.875%, 11/01/2033(b)	174,696
130,000	Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031(b)	106,681
55,000	Western Midstream Operating LP, 5.250%, 2/01/2050	42,847
160,000	Western Midstream Operating LP, 5.300%, 3/01/2048	124,887
5,000	Western Midstream Operating LP, 6.150%, 4/01/2033	4,822
		2,062,167
	Non-Agency Commercial Mortgage-Backed Securities — 2.2%
94,621	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL1, 1 mo. USD SOFR + 3.614%, 8.947%, 11/15/2031(a)(b)	79,269
212,898	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL2, 1 mo. USD SOFR + 4.614%, 9.947%, 11/15/2031(a)(b)	158,173
1,020,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037(b)	543,880
Principal Amount	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$380,000	Starwood Retail Property Trust, Series 2014-STAR, Class D, PRIME + 0.000%, 8.500%, 11/15/2027(a)(b)(d)(h)	$81,358
420,000	Starwood Retail Property Trust, Series 2014-STAR, Class E, PRIME + 0.000%, 8.500%, 11/15/2027(a)(b)(d)(h)	21,000
60,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class C, 4.256%, 11/15/2059(j)	40,884
32,729	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 6.050%, 3/15/2044(b)(j)	9,347
80,000	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class C, 4.484%, 12/15/2045(j)	54,800
		988,711
	Oil Field Services — 1.7%
60,000	Diamond Foreign Asset Co./Diamond Finance LLC, 8.500%, 10/01/2030(b)	60,008
25,000	Oceaneering International, Inc., 6.000%, 2/01/2028(b)	23,524
45,000	Precision Drilling Corp., 6.875%, 1/15/2029(b)	42,624
60,000	Solaris Midstream Holdings LLC, 7.625%, 4/01/2026(b)	57,903
60,000	Transocean Aquila Ltd., 8.000%, 9/30/2028(b)	60,000
333,750	Transocean Poseidon Ltd., 6.875%, 2/01/2027(b)	328,597
25,000	Transocean Titan Financing Ltd., 8.375%, 2/01/2028(b)	25,438
90,000	Transocean, Inc., 7.500%, 1/15/2026(b)	87,959
90,000	Weatherford International Ltd., 8.625%, 4/30/2030(b)	90,689
		776,742
	Other REITs — 0.4%
145,000	Service Properties Trust, 4.750%, 10/01/2026	124,353
40,000	Service Properties Trust, 7.500%, 9/15/2025	39,297
		163,650
	Packaging — 0.2%
45,000	Graham Packaging Co., Inc., 7.125%, 8/15/2028(b)	37,699
5,000	LABL, Inc., 5.875%, 11/01/2028(b)	4,488
55,000	Sealed Air Corp./Sealed Air Corp. U.S., 6.125%, 2/01/2028(b)	53,269
		95,456
	Pharmaceuticals — 4.5%
275,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(b)	156,389
565,000	Bausch Health Cos., Inc., 5.250%, 1/30/2030(b)	212,102
55,000	Bausch Health Cos., Inc., 6.125%, 2/01/2027(b)	34,208
200,000	Cheplapharm Arzneimittel GmbH, 5.500%, 1/15/2028(b)	182,138
270,000	Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.125%, 4/30/2031(b)	216,365
200,000	Perrigo Finance Unlimited Co., 4.650%, 6/15/2030	170,497
325,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	288,201
195,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	173,798
565,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	353,670
200,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	202,613
		1,989,981
	Property & Casualty Insurance — 1.2%
40,000	Acrisure LLC/Acrisure Finance, Inc., 4.250%, 2/15/2029(b)	33,612
105,000	Acrisure LLC/Acrisure Finance, Inc., 6.000%, 8/01/2029(b)	88,236
100,000	AmWINS Group, Inc., 4.875%, 6/30/2029(b)	87,623
55,000	AssuredPartners, Inc., 5.625%, 1/15/2029(b)	47,615

Principal Amount	Description	Value (†)

	Property & Casualty Insurance — continued
$65,000	BroadStreet Partners, Inc., 5.875%, 4/15/2029(b)	$57,351
145,000	HUB International Ltd., 7.250%, 6/15/2030(b)	144,735
125,000	Liberty Mutual Group, Inc., 4.300%, 2/01/2061(b)	73,950
		533,122
	Refining — 0.4%
125,000	CVR Energy, Inc., 5.250%, 2/15/2025(b)	121,941
5,000	Parkland Corp., 4.500%, 10/01/2029(b)	4,282
45,000	PBF Holding Co. LLC/PBF Finance Corp., 7.875%, 9/15/2030(b)	44,846
		171,069
	Restaurants — 1.1%
405,000	1011778 BC ULC/New Red Finance, Inc., 3.875%, 1/15/2028(b)	363,301
80,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.750%, 6/01/2027(b)	76,000
65,000	Papa John's International, Inc., 3.875%, 9/15/2029(b)	53,654
		492,955
	Retailers — 1.4%
15,000	Asbury Automotive Group, Inc., 4.500%, 3/01/2028	13,428
90,000	Asbury Automotive Group, Inc., 4.625%, 11/15/2029(b)	77,299
128,000	Asbury Automotive Group, Inc., 4.750%, 3/01/2030	109,391
25,000	Bath & Body Works, Inc., 5.250%, 2/01/2028	23,136
40,000	Bath & Body Works, Inc., 6.750%, 7/01/2036	35,046
55,000	Bath & Body Works, Inc., 6.875%, 11/01/2035	49,120
40,000	Ken Garff Automotive LLC, 4.875%, 9/15/2028(b)	34,160
35,000	Lithia Motors, Inc., 4.375%, 1/15/2031(b)	28,956
65,000	Michaels Cos., Inc., 7.875%, 5/01/2029(b)	42,435
60,000	NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.125%, 4/01/2026(b)	56,287
85,000	Sonic Automotive, Inc., 4.625%, 11/15/2029(b)	70,461
120,000	Sonic Automotive, Inc., 4.875%, 11/15/2031(b)	95,542
		635,261
	Technology — 5.4%
110,000	CDW LLC/CDW Finance Corp., 3.250%, 2/15/2029	93,796
20,000	CDW LLC/CDW Finance Corp., 3.276%, 12/01/2028	17,255
5,000	CDW LLC/CDW Finance Corp., 4.250%, 4/01/2028	4,558
70,000	Cloud Software Group, Inc., 6.500%, 3/31/2029(b)	61,903
665,000	CommScope Technologies LLC, 5.000%, 3/15/2027(b)	377,421
10,000	CommScope, Inc., 4.750%, 9/01/2029(b)	7,355
35,000	Dun & Bradstreet Corp., 5.000%, 12/15/2029(b)	30,175
80,000	Elastic NV, 4.125%, 7/15/2029(b)	68,132
60,000	Everi Holdings, Inc., 5.000%, 7/15/2029(b)	51,641
5,000	Gartner, Inc., 3.750%, 10/01/2030(b)	4,196
160,000	GoTo Group, Inc., 5.500%, 9/01/2027(b)	88,912
213,000	GTCR W-2 Merger Sub LLC, 7.500%, 1/15/2031(b)	213,298
185,000	Iron Mountain, Inc., 4.500%, 2/15/2031(b)	152,156
110,000	Iron Mountain, Inc., 4.875%, 9/15/2029(b)	96,409
5,000	Iron Mountain, Inc., 5.250%, 7/15/2030(b)	4,368
145,000	Micron Technology, Inc., 6.750%, 11/01/2029	147,327
160,000	NCR Atleos Escrow Corp., 9.500%, 4/01/2029(b)	154,752
125,000	NCR Corp., 5.000%, 10/01/2028(b)	111,887
45,000	NCR Corp., 5.125%, 4/15/2029(b)	39,648
95,000	Neptune Bidco U.S., Inc., 9.290%, 4/15/2029(b)	86,005
200,000	Newfold Digital Holdings Group, Inc., 6.000%, 2/15/2029(b)	151,004
5,000	Paysafe Finance PLC/Paysafe Holdings U.S. Corp., 4.000%, 6/15/2029(b)	4,196
70,000	Presidio Holdings, Inc., 8.250%, 2/01/2028(b)	66,899
70,000	Rackspace Technology Global, Inc., 5.375%, 12/01/2028(b)	23,956
40,000	Sabre Global, Inc., 11.250%, 12/15/2027(b)	36,704
Principal Amount	Description	Value (†)

	Technology — continued
$5,000	Seagate HDD Cayman, 4.091%, 6/01/2029	$4,312
40,000	Seagate HDD Cayman, 4.875%, 6/01/2027	37,779
90,000	Seagate HDD Cayman, 8.250%, 12/15/2029(b)	92,430
120,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(b)	97,119
50,000	Sensata Technologies, Inc., 4.375%, 2/15/2030(b)	43,175
70,000	Ziff Davis, Inc., 4.625%, 10/15/2030(b)	59,265
		2,428,033
	Transportation Services — 0.6%
305,000	Rand Parent LLC, 8.500%, 2/15/2030(b)	282,079
	Wireless — 2.1%
230,000	Altice France SA, 5.125%, 1/15/2029(b)	163,536
200,000	Altice France SA, 8.125%, 2/01/2027(b)	177,359
400,000	IHS Holding Ltd., 6.250%, 11/29/2028(b)	303,352
330,000	SoftBank Group Corp., 4.625%, 7/06/2028	287,849
		932,096
	Wirelines — 1.8%
55,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	45,575
165,000	Frontier Communications Holdings LLC, 5.000%, 5/01/2028(b)	140,881
215,000	Frontier Communications Holdings LLC, 5.875%, 10/15/2027(b)	195,536
65,000	Level 3 Financing, Inc., 3.625%, 1/15/2029(b)	36,400
95,000	Level 3 Financing, Inc., 4.250%, 7/01/2028(b)	59,188
65,000	Lumen Technologies, Inc., 4.000%, 2/15/2027(b)	42,799
225,000	Telecom Italia Capital SA, 6.375%, 11/15/2033	195,091
120,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 4.750%, 4/15/2028(b)	97,990
		813,460
	Total Non-Convertible Bonds (Identified Cost $49,348,300)	38,294,113

Convertible Bonds — 5.3%
	Airlines — 0.5%
215,000	Southwest Airlines Co., 1.250%, 5/01/2025	213,387
	Cable Satellite — 1.8%
1,265,000	DISH Network Corp., 3.375%, 8/15/2026	760,265
80,000	DISH Network Corp., Zero Coupon, 6.944%–33.164%, 12/15/2025(e)	53,895
		814,160
	Consumer Cyclical Services — 0.1%
20,000	Zillow Group, Inc., 1.375%, 9/01/2026	23,830
	Consumer Products — 0.1%
85,000	Beauty Health Co., 1.250%, 10/01/2026(b)	66,088
	Gaming — 0.1%
40,000	Penn Entertainment, Inc., 2.750%, 5/15/2026	48,548
	Healthcare — 1.0%
125,000	Envista Holdings Corp., 1.750%, 8/15/2028(b)	115,125
60,000	Lantheus Holdings, Inc., 2.625%, 12/15/2027(b)	69,564
315,000	Teladoc Health, Inc., 1.250%, 6/01/2027	251,023
		435,712
	Independent Energy — 0.2%
90,000	Northern Oil & Gas, Inc., 3.625%, 4/15/2029(b)	111,176
	Leisure — 0.2%
85,000	NCL Corp. Ltd., 1.125%, 2/15/2027	70,501
	Pharmaceuticals — 1.0%
325,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	321,945
150,000	Livongo Health, Inc., 0.875%, 6/01/2025	136,995
		458,940

Principal Amount	Description	Value (†)

	Technology — 0.3%
$115,000	Unity Software, Inc., Zero Coupon, 7.197%–7.449%, 11/15/2026(e)	$91,023
20,000	Wolfspeed, Inc., 0.250%, 2/15/2028	13,480
40,000	Wolfspeed, Inc., 1.875%, 12/01/2029(b)	26,020
		130,523
	Total Convertible Bonds (Identified Cost $3,336,541)	2,372,865
	Total Bonds and Notes (Identified Cost $52,684,841)	40,666,978

Collateralized Loan Obligations — 2.6%
250,000	Battalion CLO XVI Ltd., Series 2019-16A, Class ER, 3 mo. USD SOFR + 6.862%, 12.188%, 12/19/2032(a)(b)	212,132
250,000	NYACK Park CLO Ltd., Series 2021-1A, Class E, 3 mo. USD SOFR + 6.362%, 11.688%, 10/20/2034(a)(b)	224,413
250,000	Octagon Investment Partners 44 Ltd., Series 2019-1A, Class ER, 3 mo. USD SOFR + 7.012%, 12.320%, 10/15/2034(a)(b)	217,611
250,000	Palmer Square CLO Ltd., Series 2021-3A, Class E, 3 mo. USD SOFR + 6.412%, 11.720%, 1/15/2035(a)(b)	240,353
260,000	Palmer Square CLO Ltd., Series 2021-4A, Class E, 3 mo. USD SOFR + 6.312%, 11.620%, 10/15/2034(a)(b)	246,791
	Total Collateralized Loan Obligations (Identified Cost $1,260,000)	1,141,300

Senior Loans — 2.2%
	Chemicals — 0.2%
79,000	Chemours Co., 2023 USD Term Loan B, 1 mo. USD SOFR + 3.500%, 8.816%, 8/18/2028(a)(k)	78,012
	Electric — 0.1%
28,928	Talen Energy Supply LLC, 2023 Term Loan B, 3 mo. USD SOFR + 4.500%, 9.877%, 5/17/2030(a)(k)	29,018
	Healthcare — 0.1%
70,000	Star Parent, Inc., 2023 Term Loan B, 9/19/2030(l)	68,357
	Leisure — 0.5%
54,709	Carnival Corp., 2021 Incremental Term Loan B, 1 mo. USD SOFR + 3.250%, 8.681%, 10/18/2028(a)(m)	54,367
83,034	Carnival Corp., 2021 Incremental Term Loan B, 10/18/2028(l)	82,515
8,745	Carnival Corp., 2023 Term Loan B, 8/08/2027(l)	8,712
77,696	Carnival Corp., 2023 Term Loan B, 1 mo. USD SOFR + 3.000%, 8.327%, 8/08/2027(a)(m)	77,405
		222,999
	Media Entertainment — 0.5%
246,609	MH Sub I LLC, 2023 Term Loan, 1 mo. USD SOFR + 4.250%, 9.566%, 5/03/2028(a)(k)	238,247
	Property & Casualty Insurance — 0.2%
16,000	AssuredPartners, Inc., 2023 Term Loan B4, 2/12/2027(l)	15,990
55,719	USI, Inc., 2022 Incremental Term Loan, 3 mo. USD SOFR + 3.750%, 9.140%, 11/22/2029(a)(k)	55,633
8,147	USI, Inc., 2023 Acquisition Term Loan, 9/27/2030(l)	8,124
5,432	USI, Inc., 2023 Refi Term Loan, 9/27/2030(l)	5,414
		85,161
	Restaurants — 0.2%
68,680	1011778 BC Unlimited Liability Co., 2023 Term Loan B5, 1 mo. USD SOFR + 2.250%, 7.566%, 9/23/2030(n)	68,380
Principal Amount	Description	Value (†)

	Technology — 0.4%
$89,746	Gen Digital, Inc., 2022 Term Loan B, 1 mo. USD SOFR + 2.000%, 7.416%, 9/12/2029(a)(k)	$89,387
104,120	Neptune Bidco U.S., Inc., 2022 USD Term Loan B, 3 mo. USD SOFR + 5.000%, 10.399%, 4/11/2029(a)(k)	93,492
		182,879
	Total Senior Loans (Identified Cost $976,002)	973,053

Shares
Preferred Stocks — 0.2%

Convertible Preferred Stock — 0.2%
	Technology — 0.2%
3,404	Clarivate PLC, Series A, 5.250% (Identified Cost $159,721)	99,499

Common Stocks— 0.1%
	Energy Equipment & Services — 0.0%
10,149	McDermott International Ltd.(d)	2,537
	Media — 0.1%
9,786	iHeartMedia, Inc., Class A(d)	30,924
	Oil, Gas & Consumable Fuels — 0.0%
3,650	Battalion Oil Corp.(d)	22,557
	Total Common Stocks (Identified Cost $841,517)	56,018

Warrants — 0.0%
20,319	McDermott International Ltd., Tranche A, Expiration on 5/1/2024, (d)(h)	—
22,577	McDermott International Ltd., Tranche B, Expiration on 5/1/2024, (d)(h)	—
	Total Warrants (Identified Cost $31,517)	—

Other Investments — 0.0%
	Aircraft ABS — 0.0%
100	ECAF I Blocker, Ltd.(h)(o) (Identified Cost $1,000,000)	—

Principal Amount	Description	Value (†)
Short-Term Investments — 4.4%
$698,153	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/29/2023 at 2.500% to be repurchased at $698,299 on 10/02/2023 collateralized by $784,600 U.S. Treasury Note, 1.375% due 8/31/2026 valued at $712,148 including accrued interest(p)	$698,153
345,000	U.S. Treasury Bills, 5.170%–5.282%, 10/17/2023(q)(r)	344,242
935,000	U.S. Treasury Bills, 5.285%, 1/04/2024(r)	922,049
	Total Short-Term Investments (Identified Cost $1,964,310)	1,964,444
	Total Investments — 100.5% (Identified Cost $58,917,908)	44,901,292
	Other assets less liabilities — (0.5)%	(230,694)
	Net Assets — 100.0%	$44,670,598

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and collateralized loan obligations where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Centrally cleared swap agreements are fair valued at settlement prices of the clearing house on which the contracts were traded or prices obtained from broker-dealers.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's net asset value ("NAV") is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a
Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Variable rate security. Rate as of September 30, 2023 is disclosed.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, the value of Rule 144A holdings amounted to
$31,080,841 or 69.6% of net assets.

(c)
Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. For the period ended September 30, 2023, interest payments were made in cash.

(d)	Non-income producing security.
(e)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(f)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(g)
Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. For the period ended September 30, 2023, interest payments were made in principal.

(h)	Level 3 security. Value has been determined using significant unobservable inputs.
(i)	Perpetual bond with no specified maturity date.
(j)
Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of September 30, 2023 is disclosed.

(k)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate of 0.50%, to which the spread is added.
(l)	Position is unsettled. Contract rate was not determined at September 30, 2023 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(m)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate of 0.75%, to which the spread is added.
(n)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate of 0.00%, to which the spread is added.
(o)	Securities subject to restriction on resale. At September 30, 2023, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
ECAF I Blocker, Ltd.	12/20/2016	1,000,000	—	Less than 0.1%

(p)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of September 30, 2023, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(q)
The Fund's investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

(r)	Interest rate represents discount rate at time of purchase; not a coupon rate.

ABS	Asset-Backed Securities
LIBOR	London Interbank Offered Rate
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate
Fair Value Measurements.
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2023, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
Non-Agency Commercial Mortgage-Backed Securities	$—	$886,353	$102,358	$988,711
All Other Non-Convertible Bonds(a)	—	37,305,402	—	37,305,402
Total Non-Convertible Bonds	—	38,191,755	102,358	38,294,113
Convertible Bonds(a)	—	2,372,865	—	2,372,865
Total Bonds and Notes	—	40,564,620	102,358	40,666,978
Collateralized Loan Obligations	—	1,141,300	—	1,141,300
Senior Loans(a)	—	973,053	—	973,053
Preferred Stocks(a)	99,499	—	—	99,499
Common Stocks(a)	56,018	—	—	56,018
Other Investments(a)	—	—	—	—
Warrants	—	—	—	—
Short-Term Investments	—	1,964,444	—	1,964,444
Total Investments	$155,517	$44,643,417	$102,358	$44,901,292

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2022 and/or September 30, 2023:

Asset Valuation Inputs
Investments in Securities	Balance as of December 31, 2022	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2023	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2023
Bonds and Notes
Non-Convertible Bonds
Home Construction	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Non-Agency Commercial Mortgage- Backed Securities	142,115	—	—	(39,757)	—	—	—	—	102,358	(39,757)
Warrants	95	—	—	(95)	—	—	—	—	—	—
Other Investments
Aircraft ABS	6,825	—	—	(6,825)	—	—	—	—	—	—
Total	$149,035	$—	$—	$(46,677)	$—	$—	$—	$—	$102,358	$(39,757)

Industry Summary at September 30, 2023 (Unaudited)
Cable Satellite	13.2%
Independent Energy	6.5
Technology	6.3
Pharmaceuticals	5.5
Finance Companies	5.4
Leisure	4.7
Midstream	4.6
Healthcare	3.9
Metals & Mining	3.1
Consumer Cyclical Services	3.1
Building Materials	2.7
Automotive	2.4
Banking	2.3
Non-Agency Commercial Mortgage-Backed Securities	2.2
Wireless	2.1
Other Investments, less than 2% each	25.5
Collateralized Loan Obligations	2.6
Short-Term Investments	4.4
Total Investments	100.5
Other assets less liabilities	(0.5)
Net Assets	100.0%